STOCKHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Summary of Common Stock

		December 31,
	June 30, 2022	2021
Shares of common stock issued	199,464	199,464
Shares of common stock reserved for issuance for:
Warrants	199	199
Stock options	17,161	15,703
Restricted stock units	8,063	3,041
Shares available for grant under 2014 Stock Incentive Plan	3,076	8,933
Shares available for sale under 2014 Employee Stock Purchase Plan	2,300	2,300
Total shares of common stock issued and reserved for issuance	230,263	229,640
In addition, the Company had reserved for issuance the following amounts of shares of its common stock for the purposes described below as of December 31, 2021 and 2020 (in thousands):

	December 31,
	2021	2020
Shares of common stock issued	199,464	140,450
Shares of common stock reserved for issuance for:
Warrants	199	2,247
Stock options	15,703	10,147
RSUs	3,041	—
Shares available for grant under 2014 Stock Incentive Plan	8,933	4,863
Shares available for sale under 2014 Employee Stock Purchase Plan	2,300	—
Total shares of common stock issued and reserved for issuance	229,640	157,707

Summary of Warrants Outstanding and Warrant Activity

	Exercise			December 31,				June 30,
Issued	Price		Expiration	2021	Issued	(Exercised)	(Cancelled)	2022
Mar-2018	$0.55	*	Mar-2023	132	—	—	—	132
Nov-2017	$0.55	*	Nov-2022	12	—	—	—	12
May-2015	$11.83		Nov-2024	28	—	—	—	28
Nov-2014	$11.04		Nov-2024	27	—	—	—	27
				199	—	—	—	199
*

Exercise price shown (i) reflects modification and (ii) is subject to further adjustment based on down round provision added by amendment described in “Item 15. Exhibits and Financial Statement Schedules — Note 12. Stockholders’ Equity (Deficit)” in the audited annual consolidated financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2021.

The following table sets forth the Company’s warrant activity for the year ended December 31, 2021 (in thousands):

	Exercise			December 31,				December 31,
Issued	Price		Expiration	2020	Issued	(Exercised)	(Cancelled)	2021
Jun-2019	$1.47		Jun-2020	—	—	—	—	—
Mar-2018	$0.55	*	Mar-2023	1,705	—	(1,573)	—	132
Nov-2017	$0.55	*	Nov-2022	487	—	(475)	—	12
May-2015	$11.83		Nov-2024	28	—	—	—	28
Nov-2014	$11.04		Nov-2024	27	—	—	—	27
				2,247	—	(2,048)	—	199
*	Exercise price shown (i) reflects modification described below and (ii) subject to further adjustment based on down round provision added by amendment described below.